Goodwill and other intangible assets - Additional Information (Detail)	Aug. 01, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Period of discounted cash flow method for calculating value in use	five-year
Caribbean Banking [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Description of valuation techniques used to measure fair value less costs of disposal	FVLCD using a discounted cash flow method that projects future cash flows over a 5-year period
Description of level of fair value hierarchy within which fair value measurement is categorised	level 3